Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 33,068	$ 15,066
Research and development credits	549	0
Stock-based compensation	4,859	1,476
Lease liabilities	1,394	482
Interest Limitation	10,202	0
Accounts and other receivables	0	0
Accrued liabilities	1,765	788
Other	64	2
Total gross deferred tax assets	51,900	17,814
Less valuation allowance	(50,139)	(16,377)
Net deferred tax assets	1,761	1,437
Deferred tax liabilities:
Right-of-use Assets	(1,281)	(821)
Property and equipment, principally due to differences in depreciation	(480)	(592)
Other	0	(24)
Total gross deferred tax liabilities	(1,761)	(1,437)
Net deferred tax assets	$ 0	$ 0